Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Current assets
Cash	$ 704,977	$ 4,587,405
Restricted cash		672,663
Receivables	238,059	698,361
Prepaids	527,594	296,352
Loans receivable		94,882
Total current assets	1,470,630	6,349,663
Loans receivable	110,102	233,837
Licenses	914,760	1,840,836
Investment in equity instruments	3,845,598	1,551,324
Equipment	140,353	123,305
Intangible assets	5,564,426	1,707,959
Goodwill		3,582,548
Total assets	12,045,869	15,389,472
Current liabilities
Accounts payable and accrued liabilities	1,490,753	4,367,381
Loans payable	639,293	1,437,933
Convertible debentures	531,519
Current portion of long-term debt	8,991
Current liabilities	2,670,556	5,805,314
Convertible debentures		1,388,402
Long-term debt	42,945
Deferred income taxes		23,163
Derivative liability	341,163	1,102,277
Liabilities	3,054,664	8,319,156
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	29,632,284	21,118,940
Commitment to issue shares	574,457	137,197
Reserves	3,633,057	2,166,098
Accumulated other comprehensive income	10,690	303,465
Accumulated deficit	(24,859,283)	(18,441,785)
Equity (deficit) attributable to shareholders of the company	8,991,205	5,283,915
Non-controlling interest		1,786,401
Total Equity	8,991,205	7,070,316
Total equity and liabilities	$ 12,045,869	$ 15,389,472